Initial Public Offering - Additional Information (Details) - USD ($)	1 Months Ended
	Jan. 28, 2021	Sep. 30, 2022	Jul. 29, 2022	May 04, 2022	Dec. 31, 2021	Jan. 25, 2021	Dec. 31, 2020	Jan. 01, 2020
Class Of Stock [Line Items]
Common stock, par value		$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Class A Common Stock [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Class Of Stock [Line Items]
Common stock, par value		$ 0.0001			$ 0.0001		$ 0.0001
IPO [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Class Of Stock [Line Items]
Stock issued	10,350,000
Sales price per unit	$ 10
Expiration period	5 years
Period after business combination when warrants become exercisable	30 days
Period after offering when warrants become exercisable	12 months
IPO per unit held in trust account	$ 10.2
Interest to pay dissolution expenses	$ 100,000
Period allotted to complete the business combination	18 months
Extended Period allotted to complete the business combination	21 months
IPO [Member] | Class A Common Stock [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Class Of Stock [Line Items]
Stock issued	10,350,000
Sales price per unit	$ 10
Common stock, par value	$ 11.5
Related Party Extension Loans [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Class Of Stock [Line Items]
Deposit into trust account			$ 1,035,000			$ 1,035,000